Non-current financial assets (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial assets [abstract]
Disclosure of Changes in Non-current Financial Assets
The change in non-current financial assets breaks down as follows:

(in thousands of euros)	Liquidity contract - Cash account(1)	Other long- term investments pledged as collateral	Security deposits paid	Total
Net book value as of December 31, 2020	105	—	401	505
Additions	—	—	9	9
Decreases	(6)	—	—	(6)
Transfer	—	—	8	8
Currency translation adjustments	—	—	3	3
Net book value as of Net book value as of December 31, 2021	98	—	421	519
Additions	—	—	—	—
Decreases	(37)	—	(133)	(170)
Transfer	—	—	—	—
Currency translation adjustments	—	—	3	3
Net book value as of June 30, 2022	61	—	292	352
(1)See Note 10.2 Treasury shares